Subsequesnt Events (Details) $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2020 CAD ($)	Feb. 29, 2020 CAD ($)	Feb. 29, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
short term borrowing		$ 45,000,000	$ 34
Liquidity		1,500,000,000
Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
short term borrowing	$ 200,000,000	$ 10,000,000